Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share
Schedule of loss per share

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Net loss from continuing operations	(1,744,679)	(1,958,912)	(3,456,418)	(3,431,775)
Net profit from discontinued operations	—	117,747	—	117,747
Net loss attributable to equity holders of the company	(1,744,679)	(1,841,165)	(3,456,418)	(3,314,028)
Weighted average number of shares in issue	122,592,940	100,523,234	120,977,878	99,440,314
Basic and diluted loss per share	(0.01)	(0.02)	(0.03)	(0.03)
From continuing operations	(0.01)	(0.02)	(0.03)	(0.03)
From discontinued operations	—	—	—	—